ACCOUNTS PAYABLES (Details) $ in Thousands	Dec. 31, 2021 USD ($)
ACCOUNTS PAYABLES\ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Pool participants payable	$ 53,400
Utility cost payable	983
Others	55
Accounts payable	$ 54,438